Consolidated Statements of Cash Flows - USD ($) $ in Millions	2 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 19, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
OPERATING ACTIVITIES:
Net loss	$ (23.0)	$ (105.7)	$ (158.4)	$ (119.1)	$ (122.0)
Adjustments to reconcile net loss to net cash provided by operating activities:
Accrual of in-kind interest on notes payable to related parties	0.0	40.2	121.2	107.7	95.6
Depreciation and amortization expense	37.3	25.9	83.6	68.4	69.5
Stock-based compensation expense	5.3	9.3	0.0	0.2	0.1
Loss on debt extinguishment	0.0	15.9	0.0	0.0	12.8
Amortization of debt issuance costs	0.7	1.1	3.2	2.6	3.6
Provision for doubtful accounts	(0.8)	0.3	2.1	0.6	0.5
Inventory obsolescence write down	0.3	0.0	0.7	1.9	0.0
Change in deferred income taxes	(11.2)	(8.4)	(16.6)	(15.5)	(16.1)
Loss (gain) on disposal of property, plant and equipment	0.8	1.6	(0.1)	0.4	1.2
Loss (gain) on foreign currency transactions	1.6	(0.6)	13.4	(1.7)	2.7
Change in fair values of warrant liabilities	(1.2)	0.0	0.0	0.0	0.0
Amortization of deferred revenue step-down	2.3	4.5	8.0	0.2	0.0
Amortization of inventory step-up	15.8	0.0	5.2	1.6	0.1
Other	(0.1)	0.0	1.4	(0.9)	(0.1)
Changes in operating assets and liabilities:
Accounts receivable	(42.5)	18.2	(4.2)	3.8	10.6
Costs in excess of billings on uncompleted contracts	6.3	(5.7)	(3.8)	(2.9)	(8.1)
Inventories	5.1	(10.2)	(4.2)	2.7	(7.9)
Deferred cost of revenue	(0.3)	(0.4)	6.6	(3.5)	(0.2)
Prepaid expenses and other current assets	(2.5)	2.6	(10.1)	(1.6)	1.4
Accounts payable	(8.9)	19.2	2.6	(2.5)	(2.7)
Accrued expenses and other current liabilities	(8.4)	0.4	(2.2)	7.3	(13.1)
Deferred contract revenue	10.6	4.5	(2.8)	(1.9)	(8.4)
Other assets	(6.1)	(2.2)	0.5	0.2	0.5
Other liabilities	6.7	2.6	7.5	(8.5)	(5.3)
Net cash provided by operating activities	(12.2)	13.1	53.6	39.5	14.7
INVESTING ACTIVITIES:
Acquisition of Mirion Topco, net of cash and cash equivalents acquired	(2,124.8)	0.0	0.0	0.0	0.0
Acquisitions of businesses, net of cash and cash equivalents acquired	(58.6)	(0.9)	(290.1)	(55.7)	(9.1)
Purchases of property, plant, and equipment and badges	(6.0)	(11.6)	(23.2)	(19.9)	(16.5)
Net cash used in investing activities	(2,189.4)	(12.5)	(313.3)	(75.6)	(25.6)
FINANCING ACTIVITIES:
Issuances of common stock	900.0	0.0	0.0	0.0	0.0
Common stock issuance costs	(13.3)	0.0	0.0	0.0	0.0
Transaction fees reimbursed by Sellers	18.7	0.0	0.0	0.0	0.0
Payment of deferred underwriting costs	(26.3)	0.0	0.0	0.0	0.0
SPAC share redemption	(146.3)	0.0	0.0	0.0	0.0
Borrowings from notes payable to third-parties, net of discount and issuance costs	807.3	1.9	218.8	98.8	596.8
Principal repayments	(1.7)	(2.4)	(14.8)	(13.4)	(560.2)
Deferred finance costs	(0.9)	0.0	0.0	0.0	(8.1)
Borrowings from notes payable – related parties	0.0	0.0	70.0	0.0	0.0
Borrowing on revolving term loan	0.0	0.0	0.0	80.0	0.0
Payment on revolving term loan	0.0	0.0	(35.0)	(45.0)	(13.0)
Payment of contingent considerations	0.0	0.0	0.0	(2.0)	0.0
Contribution from noncontrolling interests	0.0	0.0	0.0	0.0	0.1
Distributions to noncontrolling interests	0.0	0.0	0.0	(0.4)	(0.1)
Other financing	0.2	1.5	0.0	0.9	(0.5)
Net cash provided by financing activities	1,537.7	1.0	239.0	118.9	15.0
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(1.0)	(0.9)	3.1	(0.4)	(2.4)
Net (decrease) increase in cash, cash equivalents, and restricted cash	(664.9)	0.7	(17.6)	82.4	1.7
Cash, cash equivalents, and restricted cash at beginning of period	103.1	102.4	120.0	37.6	35.9
Cash, cash equivalents, and restricted cash at end of period	85.3	103.1	$ 102.4	$ 120.0	$ 37.6
GSAH
FINANCING ACTIVITIES:
Cash, cash equivalents, and restricted cash at beginning of period	$ 750.2
Cash, cash equivalents, and restricted cash at end of period		$ 750.2